Risk/Return Detail Data - FidelityActiveEquityETFs-ComboPRO	Feb. 09, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityActiveEquityETFs-ComboPRO | Fidelity Small-Mid Cap Opportunities ETF
Risk/Return:
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityActiveEquityETFs-ComboPRO | Fidelity Small-Mid Cap Opportunities ETF | Fidelity Small-Mid Cap Opportunities ETF
Risk/Return:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.43%
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542

[1]	AAdjusted to reflect current fees.